Organization and Nature of Operations (Details) - USD ($)			12 Months Ended
	May 02, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Nature of Operations [Line Items]
Incorporated date			Feb. 09, 2021
Ownership percentage			100.00%
Ordinary shares (in Shares)		309,375
Gross proceeds (in Dollars)					$ 7,228,964
Underwriters term		45 days
Haozhen Shandong [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			30.00%
Haozhen Beijing [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			3.00%
VIE [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage			100.00%	100.00%	100.00%
IPO [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares (in Shares)		2,062,500
Price per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars)		$ 8,250,000
Over-Allotment Option [Member]
Organization and Nature of Operations [Line Items]
Gross proceeds (in Dollars)	$ 1,237,500